Stockholders' equity and stock-based compensation (Details) - Schedule of stockholders' deficit and stock-based compensation - shares	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders' equity and stock-based compensation (Details) - Schedule of stockholders' deficit and stock-based compensation [Line Items]
Authorized Shares		126,000,000	76,920,000
Issued and Outstanding Shares		20,351,411	10,866,044
Class A Common Stock [Member]
Stockholders' equity and stock-based compensation (Details) - Schedule of stockholders' deficit and stock-based compensation [Line Items]
Authorized Shares		86,000,000	55,920,000
Issued and Outstanding Shares		9,485,479	7,409,330
Class B Common Stock [Member]
Stockholders' equity and stock-based compensation (Details) - Schedule of stockholders' deficit and stock-based compensation [Line Items]
Authorized Shares		40,000,000	21,000,000
Issued and Outstanding Shares	3,407,015	10,865,932	3,456,714